NOTE 7 - INCOME TAXES - Components of the Company's Net Current and Deferred Income Tax Provision (Details) (Quarterly Report [Member], USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Current:		$ 2,000,009
Total		2,000,009
Discontinued Operations [Member]
Current:		2,000,009
Total		2,000,009
Continuing Operations [Member]
Current:
Total